Subsequent Events (Details)			1 Months Ended		12 Months Ended
	Dec. 13, 2018 USD ($)	Dec. 13, 2018 CNY (¥)	Mar. 21, 2019 USD ($)	Mar. 21, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 21, 2019 CNY (¥)	Dec. 13, 2018 CNY (¥)
Subsequent Events (Textual)
Total consideration received							$ 2,558,661
Accounts receivable					$ 10,064,847	$ 5,442,520
Equity ownership percentage	30.00%								30.00%
Qingdao Metro Leasing Co., Ltd. [Member]
Subsequent Events (Textual)
Total consideration received	$ 4,440,234
Nominal interest rate	5.46%								5.46%
Security deposit	$ 310,816
Jiangshan Town [Member]
Subsequent Events (Textual)
Accounts receivable	$ 5,988,396
Jiangshan Town [Member] | RMB [Member]
Subsequent Events (Textual)
Accounts receivable | ¥									¥ 40,460,000
CNY [Member] | Qingdao Metro Leasing Co., Ltd. [Member]
Subsequent Events (Textual)
Total consideration received | ¥		¥ 30,000,000
Security deposit | ¥									¥ 2,100,000
Subsequent Event [Member]
Subsequent Events (Textual)
Total consideration received			$ 1,192,481
Nominal interest rate			4.86%					4.86%
Security deposit			$ 193,594
Repayment of loan amount			3,572,038
Subsequent Event [Member] | ZGC Sci-Tech Leasing Co., Ltd [Member]
Subsequent Events (Textual)
Total consideration received			$ 1,935,935
Nominal interest rate			7.20%					7.20%
Accounts receivable			$ 2,604,080
Subsequent Event [Member] | CNY [Member]
Subsequent Events (Textual)
Total consideration received | ¥				¥ 8,000,000
Security deposit | ¥								¥ 1,300,000
Subsequent Event [Member] | CNY [Member] | ZGC Sci-Tech Leasing Co., Ltd [Member]
Subsequent Events (Textual)
Total consideration received | ¥				¥ 13,000,000
Accounts receivable | ¥								¥ 17,486,660